Note 11 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Goodwill [Table Text Block]
	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2018	$193,943	$141,212	$335,155
Goodwill acquired during the year	18,446	290,781	309,227
Goodwill disposed during the year	(2,025)	(229)	(2,254)
Other items	527	956	1,483
Foreign exchange	835	401	1,236
Balance, December 31, 2019	211,726	433,121	644,847
Goodwill acquired during the year	15,369	41,178	56,547
Other items	200	1,096	1,296
Foreign exchange	441	607	1,048
Balance, December 31, 2020	$227,736	$476,002	$703,738